NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Newbuildings [Roll Forward]
Balance, beginning of period	$ 13,049	$ 224,319	$ 413,968
Installments and newbuilding supervision fees paid	12,936	14,676	294,822
Interest capitalized	928	11,111	14,683
Transfers to Vessels and Equipment			(499,154)
Cost of vessels assumed by Frontline 2012		237,057
Balance, end of period	26,913	13,049	224,319
Frontline 2012 [Member]
Newbuildings [Roll Forward]
Interest capitalized		$ 10,400
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012		5
Number of VLCC newbuilding contracts owned by special purpose companies		5